245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 11, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Investment Trust (the trust): File Nos. 002-90649 and 811-04008 Fidelity Series Sustainable Emerging Markets Fund Fidelity Series Sustainable Non-U.S. Developed Markets Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust